Selected Statements of Operations Data (Details Textual) - item	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Selected Statements of Operations Data (Textual)
Number of reportable segments	1
Percent of total revenues, major customer	90.00%	98.00%	93.00%
United States [Member] | Revenues [Member]
Selected Statements of Operations Data (Textual)
Number of customers	2	2
Percent of total revenues, major customer	66.00%	62.00%
Philippines [Member] | Revenues [Member]
Selected Statements of Operations Data (Textual)
Number of customers	2	2	2
Percent of total revenues, major customer	12.00%	17.00%	43.00%
Brazil [Member] | Revenues [Member]
Selected Statements of Operations Data (Textual)
Number of customers			2
Percent of total revenues, major customer			14.00%